SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS (Details) - shares		6 Months Ended	12 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period	[1]	6,716,797
Number of RSUs outstanding, Ending of the period		254,798	6,716,797 [1]
Restricted stock units RSU [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding, Beginning of the period		1,198,875	514,832
Vested		(418,654)	(1,072,595)
Issued		1,685,316	1,820,972
Forfeited		(29,334)	(64,334)
Number of RSUs outstanding, Ending of the period		2,436,203	1,198,875

[1]	The number of warrants outstanding does not include the 1,200,000 warrants that are classified as a contingent liability.